Quarterly Report
May 31, 2022
SSGA Funds
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Defensive Emerging Markets Equity Fund	1
State Street International Stock Selection Fund	6
Notes to Schedules of Investments (Unaudited)	11
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
BRAZIL — 3.2%
Cia Energetica de Minas Gerais Preference Shares	63,570	$155,830
EDP - Energias do Brasil SA	30,900	139,528
Sao Martinho SA	12,900	136,775
Telefonica Brasil SA	39,900	428,590
Telefonica Brasil SA ADR (a)	6,700	71,958
Transmissora Alianca de Energia Eletrica SA	34,400	292,279
Unipar Carbocloro SA Class B, Preference Shares	3,850	81,431
		1,306,391
CHINA — 21.0%
3SBio, Inc. (b)(c)	64,500	47,920
China BlueChemical, Ltd. Class H	788,000	277,154
China Construction Bank Corp. Class H	99,000	73,677
China Medical System Holdings, Ltd.	408,000	603,120
China Meidong Auto Holdings, Ltd. (a)	14,000	50,311
China Petroleum & Chemical Corp. Class H	566,000	273,364
China Resources Power Holdings Co., Ltd.	300,000	617,800
China Shenhua Energy Co., Ltd. Class A	112,300	572,908
China Shenhua Energy Co., Ltd. Class H	150,500	503,444
China Yangtze Power Co., Ltd. Class A	97,900	353,259
CMGE Technology Group, Ltd.	216,000	56,703
COFCO Joycome Foods., Ltd. (a)	472,000	193,078
COSCO SHIPPING Holdings Co., Ltd. Class A (c)	47,700	109,993
Haitian International Holdings, Ltd.	58,000	148,932
Lenovo Group, Ltd.	606,000	597,721
Nanjing Iron & Steel Co., Ltd. Class A	242,200	116,793
NetDragon Websoft Holdings, Ltd.	340,500	684,714
NetEase, Inc.	4,500	97,602
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	317,500	522,748
Shougang Fushan Resources Group, Ltd.	486,000	210,572
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	1,370,000	197,280
Sinotrans, Ltd. Class A	878,700	522,725
TangShan Port Group Co., Ltd. Class A	191,700	78,330
Tencent Holdings, Ltd.	4,500	207,819
Security Description	Shares	Value
Want Want China Holdings, Ltd.	323,000	$321,469
Yadea Group Holdings, Ltd. (a)(b)	62,000	100,658
Yuexiu Transport Infrastructure, Ltd.	284,000	175,889
Zhongsheng Group Holdings, Ltd.	133,500	947,593
		8,663,576
HONG KONG — 0.7%
Yuexiu Real Estate Investment Trust	760,000	301,203
HUNGARY — 0.8%
Magyar Telekom Telecommunications PLC	209,787	213,992
MOL Hungarian Oil & Gas PLC	13,265	95,398
		309,390
INDIA — 9.9%
Apollo Tyres, Ltd.	53,572	150,670
Chambal Fertilizers and Chemicals, Ltd.	88,480	414,157
Gujarat State Petronet, Ltd.	130,423	427,541
HCL Technologies, Ltd.	79,842	1,070,319
Hindustan Petroleum Corp., Ltd.	53,994	158,429
JB Chemicals & Pharmaceuticals, Ltd.	15,815	331,155
NTPC, Ltd.	30,988	62,266
Power Grid Corp. of India, Ltd.	139,770	419,294
Redington India, Ltd.	60,308	100,984
Sun Pharmaceutical Industries, Ltd.	13,217	146,511
Tech Mahindra, Ltd.	32,450	493,315
Vedanta, Ltd.	10,530	43,525
Wipro, Ltd.	43,638	268,704
		4,086,870
INDONESIA — 0.6%
Kalbe Farma Tbk PT	1,383,400	158,919
Telkom Indonesia Persero Tbk PT	317,700	93,909
		252,828
KUWAIT — 0.7%
Humansoft Holding Co. KSC	29,057	294,556
MALAYSIA — 5.5%
AMMB Holdings Bhd (c)	124,200	103,252
IHH Healthcare Bhd	616,600	943,524
Petronas Chemicals Group Bhd	117,800	276,037
Petronas Gas Bhd	58,300	230,084
RHB Bank Bhd	90,744	126,007
Supermax Corp. Bhd	4,253	1,020
Telekom Malaysia Bhd	498,500	610,246
		2,290,170

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
MEXICO — 1.7%
Alpek SAB de CV	262,100	$347,860
Altos Hornos de Mexico SA de CV (c)(d)	499,000	—
Arca Continental SAB de CV	42,100	286,200
Banco del Bajio SA (a)(b)	28,700	70,800
		704,860
PHILIPPINES — 1.6%
Globe Telecom, Inc.	7,805	361,738
Manila Electric Co.	42,610	303,547
		665,285
POLAND — 0.4%
Neuca SA	814	144,334
QATAR — 2.0%
Masraf Al Rayan QSC	66,540	85,876
Ooredoo QPSC	138,787	282,014
Qatar Islamic Bank SAQ	68,878	437,846
		805,736
RUSSIA — 0.0%
Alrosa PJSC (c)(d)	736,749	—
PhosAgro PJSC GDR (d)	20,419	—
Ros Agro PLC GDR (d)	13,648	—
X5 Retail Group NV GDR (d)	4,487	—
		—
SAUDI ARABIA — 5.3%
Al Rajhi Bank	17,300	456,198
Bank Al-Jazira	95,544	731,133
Dallah Healthcare Co.	2,102	64,229
Qassim Cement Co.	2,984	63,093
Riyad Bank	12,745	130,321
Sahara International Petrochemical Co.	10,077	144,015
Saudi Electricity Co.	24,925	161,359
Saudi Telecom Co.	10,710	293,558
United Electronics Co.	5,313	163,760
		2,207,666
SINGAPORE — 0.3%
BOC Aviation, Ltd. (b)	16,600	137,078
SOUTH KOREA — 12.8%
Cheil Worldwide, Inc.	5,493	115,436
DB Insurance Co., Ltd.	1,383	72,660
Hyundai Glovis Co., Ltd.	1,261	216,078
JB Financial Group Co., Ltd.	25,225	182,276
Kia Corp.	6,189	428,708
Korean Reinsurance Co.	5,603	43,657
KT&G Corp.	15,638	1,074,386
LG Uplus Corp.	31,657	354,389
NongShim Co., Ltd.	419	93,472
Samsung Card Co., Ltd.	2,133	58,704
Samsung Electro-Mechanics Co., Ltd.	383	47,829
Samsung Electronics Co., Ltd. GDR	91	122,077
Security Description	Shares	Value
Samsung Electronics Co., Ltd. Preference Shares	1,592	$78,107
Samsung Electronics Co., Ltd.	20,638	1,124,314
Shinhan Financial Group Co., Ltd.	7,426	258,397
SK Hynix, Inc.	3,711	323,948
SK Square Co., Ltd. (c)	3,543	135,454
SK Telecom Co., Ltd.	5,481	252,962
Youngone Corp.	7,549	283,728
		5,266,582
TAIWAN — 25.0%
Asustek Computer, Inc.	45,000	529,457
Cathay Financial Holding Co., Ltd.	562,746	1,079,929
Chicony Electronics Co., Ltd.	293,000	872,186
Chunghwa Telecom Co., Ltd.	53,000	231,904
CTBC Financial Holding Co., Ltd.	1,210,000	1,131,835
First Financial Holding Co., Ltd.	1,036,347	976,541
Fubon Financial Holding Co., Ltd.	460,778	1,017,601
Greatek Electronics, Inc.	215,000	531,852
Hon Hai Precision Industry Co., Ltd.	35,000	136,262
Lite-On Technology Corp.	201,000	437,664
Pou Chen Corp.	49,000	52,841
Powertech Technology, Inc.	168,000	566,656
Sampo Corp.	330,200	349,824
SinoPac Financial Holdings Co., Ltd.	223,000	139,447
Taiwan Semiconductor Manufacturing Co., Ltd.	3,782	72,969
Taiwan Shin Kong Security Co., Ltd.	105,880	149,563
Ttet Union Corp.	41,000	217,537
Uni-President Enterprises Corp.	28,960	67,249
United Microelectronics Corp.	185,000	327,614
Wan Hai Lines, Ltd.	50,000	270,457
Wisdom Marine Lines Co., Ltd.	220,000	739,776
Yuanta Financial Holding Co., Ltd.	487,760	409,197
		10,308,361
THAILAND — 3.5%
Advanced Info Service PCL	18,800	119,217
AP Thailand PCL NVDR	3,692,200	1,208,435
Regional Container Lines PCL	36,100	48,791
Thai Union Group PCL Class F	161,500	81,174
		1,457,617
TURKEY — 1.5%
Coca-Cola Icecek A/S	26,734	211,874
Ford Otomotiv Sanayi A/S	5,172	97,618
KOC Holding A/S	48,390	120,892

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
Turkiye Sise ve Cam Fabrikalari A/S	136,595	$174,707
		605,091
UNITED ARAB EMIRATES — 2.4%
Aldar Properties PJSC	579,731	834,940
Emirates Telecommunications Group Co. PJSC	19,776	163,353
		998,293
TOTAL COMMON STOCKS (Cost $36,724,148)		40,805,887

PREFERRED STOCKS — 0.0% (e)
BRAZIL — 0.0% (e)
BCO Nacional SA, (d) (Cost: $0)	20,471,000	—
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.78% (f)(g)	840,906	840,906
State Street Navigator Securities Lending Portfolio II (h)(i)	157,059	157,059
TOTAL SHORT-TERM INVESTMENTS (Cost $997,965)		997,965
TOTAL INVESTMENTS — 101.3% (Cost $37,722,113)		41,803,852
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(522,352)
NET ASSETS — 100.0%		$41,281,500
(a)	All or a portion of the shares of the security are on loan at May 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of May 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of May 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at May 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

At May 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	13	06/17/2022	$674,165	$691,145	$16,980

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,556,705	$249,182	$0(a)	$40,805,887
Preferred Stocks	—	—	0(a)	0
Short-Term Investments	997,965	—	—	997,965
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$41,554,670	$249,182	$0	$41,803,852
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	16,980	—	—	16,980
(a)	The Fund held Level 3 securities that were valued at $0 at May 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of May 31, 2022

% of Net Assets
Banks	11.9%
Technology Hardware, Storage & Peripherals	9.1
Diversified Telecommunication Services	6.6
Semiconductors & Semiconductor Equipment	4.7
IT Services	4.4
Oil, Gas & Consumable Fuels	3.9
Chemicals	3.7
Electric Utilities	3.6
Pharmaceuticals	3.5
Real Estate	2.9
Insurance	2.9
Marine	2.8
Specialty Retail	2.8
Health Care Providers & Services	2.8
Real Estate Investment Trusts (REITs)	2.8
Food Products	2.7
Tobacco	2.6
Independent Power and Renewable Electricity Producers	2.5
Diversified Financial Services	2.5
Entertainment	2.0
Air Freight & Logistics	1.8
Wireless Telecommunication Services	1.8
Gas Utilities	1.6
Automobiles	1.5
Real Estate Management & Development	1.3
Beverages	1.2
Capital Markets	1.0
Metals & Mining	0.9
Household Durables	0.9
Textiles, Apparel & Luxury Goods	0.8
Industrial Conglomerates	0.7
Diversified Consumer Services	0.7
Electronic Equipment, Instruments & Components	0.7
Transportation Infrastructure	0.6
Interactive Media & Services	0.5
Auto Components	0.4
Commercial Services & Supplies	0.4
Machinery	0.4
Trading Companies & Distributors	0.3
Media	0.3
Construction Materials	0.2
Consumer Finance	0.1
Biotechnology	0.1
Health Care Equipment & Supplies	0.0*
Food & Staples Retailing	0.0*
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/22	Value at 5/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	802,600	$802,600	$5,956,201	$5,917,895	$—	$—	840,906	$840,906	$831
State Street Navigator Securities Lending Portfolio II	97,200	97,200	4,753,290	4,693,431	—	—	157,059	157,059	4,807
Total		$899,800	$10,709,491	$10,611,326	$—	$—		$997,965	$5,638
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.8%
AUSTRALIA — 10.1%
Aurizon Holdings, Ltd.	390,033	$1,125,227
BHP Group, Ltd.	11,843	379,146
Coles Group, Ltd.	57,389	721,977
Dexus REIT	183,996	1,383,829
Glencore PLC (a)	339,515	2,233,663
GPT Group REIT	367,152	1,267,371
Growthpoint Properties Australia, Ltd. REIT	249,890	704,781
Healius, Ltd.	25,907	79,760
JB Hi-Fi, Ltd. (b)	8,615	284,150
NRW Holdings, Ltd.	155,287	223,998
Orora, Ltd.	32,835	92,371
Rio Tinto PLC	19,745	1,430,638
Rio Tinto, Ltd.	4,636	380,778
Scentre Group REIT	776,763	1,599,864
SmartGroup Corp., Ltd.	81,249	489,207
Sonic Healthcare, Ltd.	64,603	1,699,643
South32, Ltd.	91,763	329,268
Stockland REIT	53,139	152,541
Telstra Corp., Ltd.	583,524	1,624,812
Waypoint REIT, Ltd.	167,798	301,051
Woodside Energy Group, Ltd.	2,140	45,704
		16,549,779
AUSTRIA — 0.0% (c)
Zumtobel Group AG (b)	8,507	61,189
BELGIUM — 0.4%
Bekaert SA	17,969	724,942
DENMARK — 2.6%
AP Moller - Maersk A/S Class A	36	104,002
AP Moller - Maersk A/S Class B	534	1,558,111
D/S Norden A/S	4,488	186,389
Matas A/S	26,551	367,814
Novo Nordisk A/S Class B	8,115	898,993
Solar A/S Class B	2,952	303,726
Sydbank A/S	21,744	767,489
		4,186,524
FINLAND — 1.5%
Kesko Oyj Class B	18,669	467,382
Nordea Bank Abp	191,471	1,945,305
		2,412,687
FRANCE — 9.4%
Arkema SA	13,049	1,576,685
BNP Paribas SA	2,579	147,045
Capgemini SE	8,466	1,640,506
Carrefour SA	76,164	1,556,004
Cie de Saint-Gobain	30,965	1,831,660
Coface SA	60,316	710,332
Derichebourg SA	47,951	385,569
Eiffage SA	11,165	1,103,928
Euroapi SA	1,090	15,844
Ipsen SA	12,503	1,250,986
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	326	$209,007
Publicis Groupe SA	25,515	1,393,686
Rexel SA (a)	34,519	733,375
Sanofi	25,087	2,676,517
Societe Generale SA	2,397	64,345
Vivendi SE	5,659	67,435
		15,362,924
GEORGIA — 0.3%
TBC Bank Group PLC	27,269	508,553
GERMANY — 6.4%
Aurubis AG	6,776	637,817
Bayer AG	32,138	2,297,127
Bayerische Motoren Werke AG	18,721	1,620,496
Deutsche Post AG	36,979	1,528,603
E.ON SE	64,803	659,795
Elmos Semiconductor SE	5,267	265,474
Mercedes-Benz Group AG	8,302	590,015
Merck KGaA	7,990	1,501,091
RWE AG	10,417	458,510
STO SE & Co. KGaA Preference Shares	181	32,722
Telefonica Deutschland Holding AG	165,230	524,875
Wacker Chemie AG	573	102,452
Wacker Neuson SE	10,783	236,152
		10,455,129
HONG KONG — 1.4%
Chow Sang Sang Holdings International, Ltd.	70,000	75,734
Hutchison Port Holdings Trust Stapled Security	2,852,300	684,552
Kerry Properties, Ltd.	279,500	724,822
Luk Fook Holdings International, Ltd.	53,000	122,923
Sun Hung Kai & Co., Ltd.	323,000	149,827
Texhong Textile Group, Ltd.	454,000	491,189
		2,249,047
INDONESIA — 1.0%
First Pacific Co., Ltd.	470,000	206,035
First Resources, Ltd.	494,000	699,507
Golden Agri-Resources, Ltd.	3,287,600	683,892
		1,589,434
ISRAEL — 1.2%
Bank Leumi Le-Israel BM	130,080	1,293,196
Delek Automotive Systems, Ltd.	21,044	277,255
ZIM Integrated Shipping Services, Ltd. (b)	6,400	407,488
		1,977,939
ITALY — 1.2%
Eni SpA (b)	23,350	355,907
Iren SpA	285,550	743,696
Poste Italiane SpA (d)	54,529	589,787

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
Sanlorenzo SpA/Ameglia	6,313	$231,445
		1,920,835
JAPAN — 22.6%
ADEKA Corp.	32,800	643,082
AGC, Inc.	11,300	426,158
Brother Industries, Ltd.	45,800	845,664
Canon, Inc.	71,400	1,798,103
Dai Nippon Printing Co., Ltd.	17,500	399,658
Dai-ichi Life Holdings, Inc.	86,100	1,761,326
Dentsu Group, Inc. (b)	23,300	778,265
Dexerials Corp.	17,400	587,952
Ebara Corp.	8,800	379,384
FUJIFILM Holdings Corp.	17,900	988,195
Fujitsu, Ltd.	2,400	360,648
Idemitsu Kosan Co., Ltd.	48,300	1,313,163
ITOCHU Corp.	21,000	602,750
Japan Post Holdings Co., Ltd.	235,400	1,754,689
Japan Post Insurance Co., Ltd.	18,700	308,822
Joyful Honda Co., Ltd. (b)	14,300	177,285
Kajima Corp.	83,700	901,140
KDDI Corp.	51,500	1,794,609
Kintetsu World Express, Inc.	3,100	100,536
Lintec Corp.	10,900	203,208
Marubeni Corp.	155,500	1,634,903
Mitsui & Co., Ltd.	79,400	1,993,404
Mitsui OSK Lines, Ltd.	31,500	842,953
NGK Spark Plug Co., Ltd.	43,000	816,010
Nippon Electric Glass Co., Ltd.	11,500	243,784
Nippon Telegraph & Telephone Corp.	62,600	1,901,803
Nippon Yusen KK	17,000	1,412,980
Ono Pharmaceutical Co., Ltd.	3,100	81,970
ORIX Corp.	96,600	1,839,553
Osaka Gas Co., Ltd.	7,700	143,910
Osaka Soda Co., Ltd.	3,500	81,454
SCREEN Holdings Co., Ltd.	8,200	756,080
Seiko Epson Corp.	87,600	1,467,769
Sekisui House, Ltd.	35,500	629,423
Sompo Holdings, Inc.	8,300	377,041
Takeda Pharmaceutical Co., Ltd.	53,000	1,524,519
Tokyo Gas Co., Ltd.	10,300	200,903
Tomy Co., Ltd.	6,700	66,826
TOPPAN, INC.	62,800	1,182,973
Toyota Motor Corp.	174,700	2,880,341
Wacom Co., Ltd.	5,300	39,976
Yamaha Motor Co., Ltd.	32,900	667,788
		36,911,000
LUXEMBOURG — 1.2%
APERAM SA	3,983	165,308
ArcelorMittal SA	56,530	1,817,903
		1,983,211
NETHERLANDS — 4.4%
Aegon NV	259,389	1,384,817
ASML Holding NV	1,566	901,112
Security Description	Shares	Value
ASR Nederland NV	16,498	$752,736
Brunel International NV	26,221	306,830
Koninklijke Ahold Delhaize NV	61,726	1,703,366
NN Group NV	13,439	668,135
Shell PLC	32,252	965,827
TKH Group NV	11,166	542,543
		7,225,366
NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	31,496	111,233
Kiwi Property Group, Ltd.	236,797	158,926
		270,159
NIGERIA — 0.1%
Airtel Africa PLC	106,493	207,461
NORWAY — 2.1%
Austevoll Seafood ASA	53,542	720,927
Equinor ASA	54,459	2,095,236
MPC Container Ships ASA	22,269	62,702
SpareBank 1 Nord Norge	54,352	540,467
		3,419,332
PORTUGAL — 0.5%
Sonae SGPS SA	697,485	828,156
SINGAPORE — 0.9%
STMicroelectronics NV	12,087	483,096
United Overseas Bank, Ltd.	47,300	1,018,812
		1,501,908
SOUTH AFRICA — 1.1%
Anglo American PLC (b)	36,469	1,786,254
SPAIN — 1.2%
Aedas Homes SA (d)	5,978	142,793
Banco Bilbao Vizcaya Argentaria SA	132,333	721,554
Banco Santander SA	25,707	83,193
Telefonica SA (b)	175,493	953,307
		1,900,847
SWEDEN — 3.5%
Bilia AB Class A	6,997	106,611
Clas Ohlson AB Class B	8,161	99,945
Coor Service Management Holding AB (d)	91,593	808,453
Inwido AB	57,461	782,547
Loomis AB	22,185	561,102
Lundin Energy AB	35,315	1,710,432
Mekonomen AB	3,405	40,514
New Wave Group AB Class B	49,423	804,153
SSAB AB Class A (b)	129,613	798,970
		5,712,727
SWITZERLAND — 8.1%
Bell Food Group AG	113	29,628
Cie Financiere Richemont SA Class A	5,216	578,317
Mobilezone Holding AG	46,476	751,020
Novartis AG	35,305	3,197,031

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
Roche Holding AG Bearer Shares	343	$133,953
Roche Holding AG	11,372	3,869,705
Sonova Holding AG	1,831	647,111
Swiss Life Holding AG	2,863	1,620,735
UBS Group AG	120,538	2,267,627
Zehnder Group AG	1,444	105,229
		13,200,356
UNITED KINGDOM — 11.3%
3i Group PLC	98,319	1,572,806
AstraZeneca PLC	4,593	605,040
Barratt Developments PLC	27,458	174,660
BP PLC	498,140	2,725,814
British American Tobacco PLC (b)	59,380	2,620,362
CK Hutchison Holdings, Ltd.	125,000	887,259
Diageo PLC	2,894	134,017
EMIS Group PLC	15,874	260,037
Inchcape PLC (b)	74,260	680,758
Legal & General Group PLC	81,797	267,679
Man Group PLC	250,716	809,405
Morgan Sindall Group PLC	25,114	658,240
Natwest Group PLC	625,080	1,797,447
OSB Group PLC	113,667	744,089
Redde Northgate PLC (b)	83,463	396,497
Redrow PLC	93,968	629,936
SSE PLC	44,602	995,916
Tesco PLC (b)	527,365	1,721,139
WPP PLC (b)	67,756	786,002
		18,467,103
UNITED STATES — 4.1%
GSK PLC	122,121	2,666,205
Nestle SA	17,200	2,097,998
Signify NV (d)	4,357	173,908
Stellantis NV	120,015	1,795,286
		6,733,397
TOTAL COMMON STOCKS (Cost $159,305,007)		158,146,259

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.78% (e)(f)	3,090,222	$3,090,222
State Street Navigator Securities Lending Portfolio II (g)(h)	1,788,376	1,788,376
TOTAL SHORT-TERM INVESTMENTS (Cost $4,878,598)		4,878,598
TOTAL INVESTMENTS — 99.8% (Cost $164,183,605)		163,024,857
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		356,356
NET ASSETS — 100.0%		$163,381,213
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of May 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at May 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended May 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At May 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	37	06/17/2022	$3,687,505	$3,768,450	$80,945
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$158,146,259	$—	$—	$158,146,259
Short-Term Investments	4,878,598	—	—	4,878,598
TOTAL INVESTMENTS	$163,024,857	$—	$—	$163,024,857
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	80,945	—	—	80,945
Industry Breakdown as of May 31, 2022

% of Net Assets
Pharmaceuticals	12.7%
Metals & Mining	6.5
Insurance	6.2
Oil, Gas & Consumable Fuels	5.6
Banks	5.4
Automobiles	4.6
Food & Staples Retailing	4.3
Equity Real Estate Investment Trusts (REITs)	3.4
Trading Companies & Distributors	3.2
Technology Hardware, Storage & Peripherals	3.1
Diversified Telecommunication Services	3.1
Capital Markets	2.9
Marine	2.8
Food Products	2.7
Commercial Services & Supplies	2.0
Building Products	2.0
Media	1.9
Construction & Engineering	1.8
Tobacco	1.6
Chemicals	1.6
Semiconductors & Semiconductor Equipment	1.5
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	1.3
Wireless Telecommunication Services	1.2
IT Services	1.2
Diversified Financial Services	1.1
Health Care Providers & Services	1.1
Air Freight & Logistics	1.0
Road & Rail	0.9
Household Durables	0.9
Multi-Utilities	0.9
Electric Utilities	0.6
Industrial Conglomerates	0.5
Real Estate Management & Development	0.5
Electronic Equipment, Instruments & Components	0.5
Auto Components	0.5
Professional Services	0.5
Electrical Equipment	0.5
Thrifts & Mortgage Finance	0.5
Transportation Infrastructure	0.4
Distributors	0.4
Health Care Equipment & Supplies	0.4
Machinery	0.4
Independent Power & Renewable Electricity Producers	0.3
Gas Utilities	0.2
Leisure Equipment & Products	0.2
Health Care Technology	0.2
Consumer Finance	0.1
Beverages	0.1
Containers & Packaging	0.1
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

% of Net Assets
Construction Materials	0.0*%
Short-Term Investments	3.0
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/22	Value at 5/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	738,939	$738,940	$46,621,268	$44,269,986	$—	$—	3,090,222	$3,090,222	$2,170
State Street Navigator Securities Lending Portfolio II	1,372,214	1,372,214	28,641,541	28,225,379	—	—	1,788,376	1,788,376	30,326
Total		$2,111,154	$75,262,809	$72,495,365	$—	$—		$4,878,598	$32,496
See accompanying notes to schedule of investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of May 31, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Fund	Strategies
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2022, are disclosed in the Funds' respective Schedules of Investments.
Plan of Liquidation and Termination
The Board has approved a Plan of Liquidation and Termination of Sub-Trust (the “Plan”) with respect to the State Street Defensive Emerging Markets Equity Fund, pursuant to which the Fund is expected to be liquidated and terminated on or about August 26, 2022 (the “Liquidation Date”). The Plan authorizes the Fund and its investment adviser, SSGA Funds Management, Inc., to engage in such transactions as may be appropriate for the Fund’s liquidation and dissolution, including, without limitation, the sale of Fund assets and payment of, and provision for, Fund liabilities in anticipation of the liquidation. Accordingly, during the period between the effective date of the Plan (May 16, 2022) and the Liquidation Date (the “Liquidation Period”), the Fund will engage in business and activities solely for the purposes of winding down its business and affairs and making a distribution of its assets to shareholders, and it is possible the Fund will not pursue or achieve its investment objective. Furthermore, it is anticipated that during all, or a portion of, the Liquidation Period the Fund’s assets will be held exclusively in cash and/or cash equivalents.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.